BASIS OF PRESENTATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($)
$ in Thousands
		3 Months Ended	9 Months Ended
		Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Current assets [Abstract]
Cash and cash equivalents		$ 3,118,988	$ 3,509,039
Restricted cash		434,938	692,843
Accounts receivable, net		187,035	289,158
Prepaid expenses and other assets		535,187	961,326
Inventories, net		26,932	61,676
Short-term investments		102,324	42,320
Amounts due from related parties		4,735	6,725
Total current assets		4,410,139	5,563,087
Non-current assets [Abstract]
Property and equipment, net		318,620	358,390
Operating lease right-of-use assets, net		182,965	215,056
Intangible assets, net		15,020	35,882
Long-term investments		113,797	219,138
Prepaid expenses and other assets		65,684	246,617
Restricted cash		16,652	24,870
Deferred tax assets		70,340	89,441
Total non-current assets		814,030	1,397,489
Total assets		5,224,169	6,960,576
Current liabilities [Abstract]
Accounts payable		69,370	118,433
Advances from customers		65,062	121,039
Amounts due to related parties		34,990	50,816
Short-term borrowings		1,258	0
Operating lease liabilities		56,320	69,714
Deferred revenue		1,097,868	1,811,414
Income taxes payable		27,212	56,084
Total current liabilities		2,362,366	3,772,539
Non-current liabilities [Abstract]
Long-term borrowings		358	0
Operating lease liabilities		144,000	160,703
Deferred revenue		160,708	304,148
Unrecognized tax benefits		976	107
Total non-current liabilities		1,689,151	2,415,303
Total liabilities		4,051,517	6,187,842
Revenue [Abstract]
Revenue			2,809,114	$ 1,398,154
Net Profit (Loss) [Abstract]
Net profit (loss)		(281,920)	(1,099,588)	(1,175,802)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		111,831	91,916
Restricted cash		237,874	39,110
Accounts receivable, net		8,672	11,313
Prepaid expenses and other assets		25,586	31,798
Inventories, net		6,517	16,022
Short-term investments		30,324	7,374
Amounts due from related parties		286	513
Amounts due from intercompanies	[1]	34,432	52,306
Total current assets		455,522	250,352
Non-current assets [Abstract]
Property and equipment, net		54,092	36,299
Operating lease right-of-use assets, net		27,637	27,182
Intangible assets, net		300	539
Long-term investments		13,961	15,554
Prepaid expenses and other assets		14,312	12,587
Restricted cash		0	65
Deferred tax assets		32,903	45,798
Total non-current assets		143,205	138,024
Total assets	[2]	598,727	388,376
Current liabilities [Abstract]
Accounts payable		11,274	9,977
Accrued expenses and other payables		93,146	82,565
Advances from customers		6,116	8,555
Amounts due to related parties		1,569	1,698
Short-term borrowings		1,258	0
Operating lease liabilities		8,797	10,289
Deferred revenue		133,362	194,774
Income taxes payable		5,850	1,852
Amounts due to intercompanies	[1]	367,537	163,463
Total current liabilities		628,909	473,173
Non-current liabilities [Abstract]
Accrued expenses and other payables		1,357	1,148
Long-term borrowings		358	0
Operating lease liabilities		20,129	18,658
Deferred revenue		49,325	65,589
Amounts due to intercompanies	[1]	12,980	13,625
Unrecognized tax benefits		976	107
Total non-current liabilities		85,125	99,127
Total liabilities		$ 714,034	572,300
Net Profit (Loss) [Abstract]
Net profit (loss)			(35,150)	4,003
Cash and Cash Equivalents, Period Increase (Decrease) [Abstract]
Net cash (used in) generated from operating activities			111,154	(93,077)
Net cash used in investing activities			(16,959)	(35,393)
Net cash generated from financing activities			9,313	173,716
VIEs [Member] | Third Party Customers [Member]
Revenue [Abstract]
Revenue			382,524	300,036
VIEs [Member] | Inter-companies [Member]
Revenue [Abstract]
Revenue			$ 121,202	$ 75,188

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.
[2]	These assets can be used only to settle the obligations of the respective VIEs.